PENSION PLANS AND POSTRETIREMENT BENEFITS - Defined contribution plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PENSION PLANS AND POSTRETIREMENT BENEFITS
Defined contribution expense	$ 19.6	$ 19.8	$ 17.6